Digital Assets (Details Narrative)	2 Months Ended
	Jun. 30, 2026 USD ($) DIGITALASSET	Dec. 31, 2025 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Impairment charges	$ 300,000
Crypto Asset, Name [Extensible Enumeration]	AIAI:DAGMember
Number of digital assets held | DIGITALASSET	0
Restricted digital assets	$ 377,331